Risks and Uncertainties (Q2) (Details)						6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 19, 2020 USD ($) shares	Feb. 19, 2020 USD ($) shares	Oct. 24, 2019 USD ($)	Oct. 14, 2019 USD ($)	Oct. 10, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Feb. 18, 2020 USD ($)	Jul. 31, 2018 USD ($)
Debt instrument, face amount						$ 8,000,000
Proceeds from agreement						1,000,000				$ 8,000,000
Warrants exercisable | shares										1,000,000
Subsequent Event [Member] | Interim Placement Agent Warrant [Member]
Warrants exercisable | shares	22,500	22,500
Subsequent Event [Member] | Placement Agent [Member]
Cash paid for service	$ 31,500
Aggregate fees, percentage	0.07
T.R. Winston and Company, LLC [Member]
Proceeds from private placement					$ 140,000
Percentage of cash fee					7.00%
T.R. Winston and Company, LLC [Member] | Subsequent Event [Member]
Proceeds from private placement					$ 140,000
Percentage of cash fee					7.00%
Warrants exercisable | shares					100,000
Australia Future Energy Pty Ltd [Member] | Subsequent Event [Member]
Debt rate, percentage	11.00%	11.00%
Nasdaq Stock Market LLC [Member]
Minimum capital requirement, amount								$ 2,500,000
Merger Debentures [Member]
Debt instrument, face amount						$ 9,000,000
Merger Debentures [Member] | AFE [Member]
Proceeds from debt					$ 350,000
Debt rate, percentage					11.00%	11.00%
Merger Debentures [Member] | AFE [Member] | Subsequent Event [Member]
Proceeds from debt					$ 350,000
Debt repayment terms, description					The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.
Debt rate, percentage					11.00%
New Purchase Agreement [Member]
Proceeds from agreement					$ 1,000,000
Warrants exercisable | shares						1,333,338
New Purchase Agreement [Member] | Merger Debentures [Member]
Purchase of warrants					2,000,000
Debt instrument, face amount					2,000,000
Proceeds from agreement					2,000,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures [Member] | Subsequent Event [Member]
Debt instrument, face amount					2,000,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures One [Member]
Debt instrument, face amount					1,000,000
Proceeds from agreement					1,000,000
Legal costs and escrow fees					966,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures One [Member] | Subsequent Event [Member]
Debt instrument, face amount				$ 1,000,000
Proceeds from agreement				1,000,000
Legal costs and escrow fees				$ 966,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures Two [Member]
Debt instrument, face amount					500,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures Two [Member] | Subsequent Event [Member]
Debt instrument, face amount					500,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures Three [Member]
Debt instrument, face amount					500,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures Three [Member] | Subsequent Event [Member]
Debt instrument, face amount					500,000
Securities Purchase and Exchange Agreements [Member] | 11% Senior Secured Debentures [Member]
Debt instrument, face amount					2,000,000
Proceeds from agreement					2,000,000
Securities Purchase and Exchange Agreements [Member] | 11% Senior Secured Debentures [Member] | Subsequent Event [Member]
Debt instrument, face amount					2,000,000
Loan Agreement [Member] | AFE [Member]
Debt instrument, face amount												$ 260,000
Debt rate, percentage												6.00%
Loan Agreement [Member] | AFE [Member] | Subsequent Event [Member]
Loans payable			$ 350,000
Loan Agreement [Member] | Merger Debentures [Member] | AFE [Member]
Proceeds from debt			$ 350,000
Debt repayment terms, description			The loan agreement which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the Merger.
Debt rate, percentage			11.00%
Loan Agreement [Member] | Merger Debentures [Member] | AFE [Member] | Subsequent Event [Member]
Proceeds from debt			$ 2,000,000
Debt repayment terms, description			Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions.
Debt rate, percentage			11.00%
Securities Purchase Agreements [Member] | 11% Senior Secured Debentures [Member] | Subsequent Event [Member]
Proceeds from private placement	$ 450,000	$ 450,000
Warrants exercisable | shares	300,004	300,004
Amended Loan Agreement [Member]
Proceeds from agreement					$ 2,450,000
Amended Loan Agreement [Member] | Australia Future Energy Pty Ltd [Member] | Subsequent Event [Member]
Loans payable	$ 100,000	$ 100,000									$ 350,000
New Tranche Agreement [Member] | Australia Future Energy Pty Ltd [Member] | Subsequent Event [Member]
Loans payable	$ 115,000	$ 115,000